Available-For-Sale Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cumulative roll forward of credit losses
Beginning Balance	$ 728	$ 1,587
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	299	73
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	4	289
Reduction of credit loss for securities realized during the period	(213)	(1,221)
Ending Balance	$ 818	$ 728